Held for Sale and Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2023
Statement [LineItems]
Summary of Statement of Comprehensive Income

Amounts in EUR millions	2021

Net result from discontinued operations	960

Items that will not be reclassified to profit or loss:

Changes in revaluation reserve real estate held for own use	1

Remeasurements of defined benefit plans	156

Income tax relating to items that will not be reclassified	(24)

Items that may be reclassified subsequently to profit or loss:

Gains / (losses) on revaluation of available-for-sale investments	155

(Gains) / losses transferred to income statement on disposal and impairment of available-for-sale investments	(114)

Equity movements of joint ventures	-

Equity movements of associates	(1)

Income tax relating to items that may be reclassified	(18)

Other	1

Total other comprehensive income / (loss) from discontinued operations	156

Total comprehensive income / (loss) from discontinued operations	1,117

Summary of Cash Flow from Discontinued Operations

Amounts in EUR millions	2021

Net cash inflow (outflow) from operating activities	(167)

Net cash inflow (outflow) from investing activities	31

Net cash inflow (outflow) from financing activities	(1,835)

Net cash inflow (outflow) from discontinued operations	(1,972)

Carrying Values and Estimated Fair Values of Assets and Liabilities
The following table presents the carrying values and estimated fair values of assets and liabilities, excluding assets and liabilities which are carried at fair value on a recurring basis.

	Carrying amount December 31, 2023		Estimated fair value hierarchy		Total estimated fair value December 31, 2023

		Level I	Level II	Level III

Assets

Mortgage loans - held at amortized cost	10,157	-	1	9,024	9,025

Other loans - held at amortized cost	70	70	1	-	70

Liabilities

Subordinated borrowings - held at amortized cost	2,244	1,392	730	-	2,122

Trust pass-through securities - held at amortized cost	111	-	125	-	125

Borrowings – held at amortized cost	2,356	879	1,580	-	2,459

Investment contracts - held at amortized cost	10,222	-	-	8,755	8,755

	Carrying amount December 31, 2022		Estimated fair value hierarchy		Total estimated fair value December 31, 2022

		Level I	Level II	Level III

Assets

Mortgage loans - held at amortized cost	10,407	-	1	9,218	9,218

Other loans - held at amortized cost	46	39	7	-	46

Liabilities

Subordinated borrowings - held at amortized cost	2,295	1,372	663	-	2,035

Trust pass-through securities - held at amortized cost	118	-	133	-	133

Borrowings – held at amortized cost	4,051	1,289	2,825	-	4,114

Investment contracts - held at amortized cost	9,597	-	-	8,416	8,416

Discontinued operations [member]
Statement [LineItems]
Summary of Income statement of discontinued operations
Income statement of discontinued operations

EUR million	2023	2022

Discontinued operations

Insurance revenue	1,400	2,907

Insurance service expenses	(1,327)	(2,703)

Net expenses on reinsurance held	(20)	(15)

Insurance service result	52	189

Interest revenue on financial instruments calculated using the effective interest method	42	4

Interest revenue on financial instruments measured at FVPL	582	1,281

Other investment income	168	263

Results from financial transactions	614	(20,328)

Impairment (losses) / reversals	-	5

Insurance finance income / (expenses)	(1,110)	16,906

Net reinsurance finance income / (expenses) on reinsurance held	(6)	125

Insurance net investment result	289	(1,745)

Interest revenue on financial instruments calculated using the effective interest method	273	496

Interest revenue on financial instruments measured at FVPL	137	(340)

Other investment income	11	11

Results from financial transactions	(208)	1,638

Impairment (losses) / reversals	3	-

Investment contract income / (expenses)	(25)	136

Interest expenses	(10)	(2)

Other net investment result	180	1,939

Interest charges	(55)	(49)

Financing net investment result	(55)	(49)

Total net investment result	(414)	145

Fees and commission income	165	311

Other operating expenses	(288)	(474)

Other income / (charges)	96	20

Other result	(28)	(142)

Result before share in profit / (loss) of joint ventures, associates and tax	438	191

Share in profit / (loss) of joint ventures	4	37

Share in profit / (loss) of associates	15	15

Result before tax	458	242

Income tax (expense) / benefi t	(62)	(445)

Net result from discontinued operations	396	(203)

Impairment loss on remeasurement of the disposal group	(413)	(1,094)

Net result from discontinued operations after remeasurement	(17)	(1,296)

Summary of Statement of Comprehensive Income
Statement of comprehensive income of discontinued operations

Amounts in EUR millions	2023	2022

Net result from discontinued operations	(17)	(1,296)

Items that will not be reclassified to profit or loss:

Changes in revaluation reserve real estate held for own use

Remeasurements of defined benefit plans	51	948

Income tax relating to items that will not be reclassified	(13)	(245)

Items that may be reclassified subsequently to profit or loss:

Gains / (losses) on financial assets measured at FVOCI	16	(461)

(Gains) / losses transferred to income statement on disposal of financial assets measured at FVOCI	-	(5)

Equity movements of associates	(2)	2

Income tax relating to items that may be reclassified	(4)	120

Other

Total other comprehensive income / (loss) from discontinued operations	48	359

Total comprehensive income / (loss) from discontinued operations	31	(937)

Summary of Discontinued Operations at the Lower of Fair Value and Carrying Amount Immediately

	2023	2022

	(IFRS9/17)	(IFRS9/17)

Net cash receivable after costs to sell	2,184	2,175

Fair value of 29.99% share in a.s.r.	2,588	2,700

Fair value less costs to sell	4,772	4,875

Carrying amount of Aegon the Netherlands	5,185	5,969

Fair value less costs to sell minus carrying amo u nt	(413)	(1,094)

Assets in scope for impairment	1,775	1,775

Cumulative Impairment loss recognized	1,507	1,094

Summary of Reconciliation of Financial Instruments
Financial assets and liabilities in the scope of IFRS 9 “Financial instruments”
The adoption of IFRS 9 “Financial instruments” by Aegon the Netherlands impacted the measurement category and carrying amount of the financial assets and liabilities. The measurement category and the carrying amount of financial assets and liabilities in accordance with IAS 39 and IFRS 9 on January 1, 2023 are detailed in the table below, together with a reconciliation of the carrying amounts of financial assets, from their previous measurement category in accordance with IAS 39 to their new measurement categories upon transition:

Reconciliation of financial instruments, January 1, 2023	IAS 39 category	IAS 39 amount	Reclassifi- cation	Remeasurement - ECL	Remeasurement - Other	IFRS 9 category 1)	IFRS 9 amount

Financial assets:

Shares	FVPL	8,256	37	-	-	FVPL (designated)	8,293

Shares	AFS	21	(21)	-	-	FVOCI (designated)	-

Debt securities	AFS	14,109	(12,225)	-	-	FVOCI	1,884

Debt securities	FVPL	9,609	12,209	-	-	FVPL (designated)	21,819

Loans	L&R	35,916	(20,004)	(82)	58	AC	15,888

Loans	FVPL	-	20,918	-	(1,892)	FVPL (designated)	18,175

Deposits with financial institutions	L&R	1,527	-	-	-	AC	1,527

Unconsolidated investment funds	FVPL	631	-	-	-	FVPL (designated)	631

Other investments	FVPL	3,464	(64)	-	-	FVPL (designated)	3,400

Other investments	AFS	13	(13)	-	-	FVOCI	-

Cash and cash equivalents	L&R	3,557	-	-	-	AC	3,557

Other financial assets and receivables	L&R	1,520	114	-	-	AC	1,634

Derivatives	FVPL	8,395	-	-	-	FVPL (mandatorily)	8,395

Total		86,169	103	(82)	(1,853)		84,336

Financial liabilities:

Investment contracts	AC	(12,179)	-	-	-	AC	(12,179)

Investment contracts	FVPL	(1,396)	-	-	-	FVPL (designated)	(1,396)

Long-term borrowings and group loans	AC	(5,227)	-	-	-	AC	(5,227)

Derivatives	FVPL	(9,239)	753	-	-	FVPL (mandatorily)	(8,486)

Other liabilities	AC	(1,663)	378	-	-	AC	(1,285)

Total		(29,704)	1,131	-	-		(28,573)

1	m: mandatorily; d: designated

Summary of Cash Flow from Discontinued Operations
Cashflow from discontinued operations

Amounts in EUR millions	2023	2022

Net cash inflow (outflow) from operating activities	(519)	4,646

Net cash inflow (outflow) from investing activities	(11)	(4)

Net cash inflow (outflow) from financing activities	(95)	(3,275)

Net cash inflow (outflow) from discontinued operations	(625)	1,367

Summary of Assets and Liabilities were Reclassified as Held for Sale in Relation to the Discontinued Operation
The below table shows the assets held for sale and liabilities held for sale on July 4, 2023 and December 31, 2022.

Amounts in EUR millions	2023	2022

Assets

Cash and cash equivalents	4,460	5,085

Investments	72,345	71,991

Derivatives	8,107	8,395

Investments in joint ventures	382	382

Investments in associates	1,096	1,096

Reinsurance contract assets	395	365

Deferred tax assets	339	-

Other assets and receivables	1,216	1,185

Intangible assets	165	165

Total assets held for sale	88,505	88,664

Liabilities

Insurance contract liabilities	52,849	52,591

Investment contracts without discretionary participating features	13,239	13,575

Derivatives	7,700	8,486

Borrowings	5,333	5,227

Provisions	44	52

Defined benefit liabilities	2,412	2,462

Deferred tax liabilities	6	62

Other liabilities	1,951	1,510

Accruals	294	218

Total liabilities held for sale / disposal groups	83,828	84,183

Summary of Insurance Contracts
Insurance contracts

Insurance contracts	Contracts not measured under the PAA	Contracts measured under the PAA	Total

Portfolios in an asset position	-	-	-

Portfolios in a liability position	52,215	633	52,849

Net balance, on June 30, 2023	52,215	633	52,849

Portfolios in an asset position	-	-	-

Portfolios in a liability position	52,037	554	52,591

Net balance, on December 31, 2022	52,037	554	52,591

Summary of Insurance Contract by Type

	Remaining coverage		Asset for Incurred claims
Insurance contracts PAA - by type	Excluding loss recovery component	Loss recovery component	Best estimate liability	Risk adjustment	Total

Opening assets	-	-	-	-	-

Opening liabilities	15	-	532	7	554

Net balance, on January 1, 2023	15	-	532	7	554

Insurance revenue	(167)	-	-	-	(167)

Incurred claims and other insurance service expenses	-	-	74	2	75

Amortization of insurance acquisition cash flows	4	-	-	-	4

Adjustments to liabilities for incurred claims	-	-	83	-	82

Insurance service expenses	4	-	156	2	162

Investment components	-	-	-	-	-

Insurance service result	(163)	-	156	2	(6)

Insurance finance (income) / expenses (P&L and OCI)	-	-	7	-	7

Cash flows	220	-	(143)	-	77

Net balance, on June 30, 2023	71	-	553	9	633

Closing assets	-	-	-	-	-

Closing liabilities	71	-	553	9	633

	Remaining coverage		Asset for Incurred claims
Insurance contracts PAA - by type	Excluding loss recovery component	Loss recovery component	Best estimate liability	Risk adjustment	Total

Opening assets	-	-	-	-	-

Opening liabilities	16	-	601	10	627

Net balance, on January 1, 2022	16	-	601	10	627

Insurance revenue	(330)	-	-	-	(330)

Incurred claims and other insurance service expenses	-	-	74	-	74

Adjustments to liabilities for incurred claims	-	-	235	(3)	233

Insurance service expenses	-	-	309	(3)	306

Investment components	-	-	-	-	-

Insurance service result	(330)	-	309	(3)	(24)

Insurance finance (income) / expenses (P&L and OCI)	-	-	(110)	-	(110)

Cash flows	329	-	(268)	-	61

Net balance, on December 31, 2022	15	-	532	7	554

Closing assets	-	-	-	-	-

Closing liabilities	15	-	532	7	554

	Remaining coverage
Insurance contracts - by type	Excluding loss component	Loss component	Incurred claims	Total

Opening assets	-	-	-	-

Opening liabilities	51,983	54	-	52,037

Net balance, on January 1, 2023	51,983	54	-	52,037

Insurance revenue	(1,232)	-	-	(1,232)

Incurred claims and other insurance service expenses	-	(2)	1,159	1,156

Amortization of insurance acquisition cash flows	2	-	-	2

Losses (and reversal of losses) on onerous contracts	-	7	-	7

Insurance service expenses	2	5	1,159	1,166

Investment components	(313)	-	313	-

Insurance service result	(1,543)	5	1,471	(67)

Insurance finance (income) / expenses (P&L and OCI)	1,104	(1)	-	1,103

Cash flows	614	-	(1,471)	(858)

Net balance, on June 30, 2023	52,158	58	-	52,215

Closing assets	-	-	-	-

Closing liabilities	52,158	58	-	52,215

	Remaining coverage
Insurance contracts - by type	Excluding loss component	Loss component	Incurred claims	Total

Opening assets	-	-	-	-

Opening liabilities	71,041	-	-	71,041

Net balance, on January 1, 2022	71,041	-	-	71,041

Insurance revenue	(2,577)	-	-	(2,577)

Incurred claims and other insurance service expenses	-	(4)	2,316	2,311

Amortization of insurance acquisition cash flows	2	-	-	2

Losses (and reversal of losses) on onerous contracts	-	84	-	84

Insurance service expenses	2	79	2,316	2,397

Investment components	(736)	-	736	-

Insurance service result	(3,312)	79	3,052	(180)

Insurance finance (income) / expenses (P&L and OCI)	(16,770)	(26)	-	(16,796)

Cash flows	1,051	-	(3,052)	(2,001)

Contracts disposed during the period	(27)	-	-	(27)

	-	-	-	-

Net balance, on December 31, 2022	51,983	54	-	52,037

Closing assets	-	-	-	-

Closing liabilities	51,983	54	-	52,037

Carrying Values and Estimated Fair Values of Assets and Liabilities
Fair value

	Carrying amount June 30, 2023	Total estimated fair value June 30, 2023

Assets

Mortgage loans - held at amortized cost	15,849	13,544

Private loans - held at amortized cost	389	393

Other loans - held at amortized cost	12	12

Liabilities

Borrowings – held at amortized cost	5,333	5,059

Investment contracts - held at amortized cost	11,736	11,448

	Carrying amount December 31, 2022	Total estimated fair value December 31, 2022

Assets

Mortgage loans - held at amortized cost	15,385	13,000

Private loans - held at amortized cost	500	446

Other loans - held at amortized cost	3	3

Liabilities

Borrowings – held at amortized cost	5,227	4,920

Investment contracts - held at amortized cost	12,179	11,826

Summary of the Analysis of Assets and Liabilities Recorded at Fair Value on a Recurring Basis

Financial assets carried at fair value	On January 1, 2023	Total gains / losses in income statement	Purchases	Sales	On June 30, 2023	Total unrealized gains and losses for the period recorded in the P&L for instru- ments held on June 30, 2023

FVPL

Shares	1,378	(17)	190	(120)	1,431	(17)

Debt securities	98	1	-	(45)	53	1

Loans	18,175	26	965	(617)	18,549	26

Investments where the policyholder bears the risk	932	2	157	(451)	639	2

	20,583	11	1,312	(1,234)	20,672	11

Total financial assets measured at fair value	20,583	11	1,312	(1,234)	20,672	11

Financial liabilities carried at fair value

Investment contracts without DPF where the policyholder bears the risk	105	-	3	(19)	90	-

Derivatives	1	(1)	-	-	-	(1)

	106	-	3	(19)	90	-

Financial assets carried at fair value	On January 1, 2022	Total gains / losses in income statement	Purchases	Sales	Transfers from levels I and II	Transfers to levels I and II	On December 31, 2022	Total unrealized gains and losses for the period recorded in the P&L for instruments held on December 31, 2022

FVPL

Shares	1,364	175	190	(350)	-	-	1,378	123

Debt securities	196	-	44	(3)	-	(140)	98	(7)

Loans	22,727	(4,529)	1,802	(1,825)	-	-	18,175	(4,529)

Investments where the policyholder bears the risk	572	(62)	(562)	982	2	-	932	(53)

	24,859	(4,415)	1,473	(1,196)	2	(140)	20,583	(4,466)

Total financial assets measured at fair value	24,859	(4,415)	1,473	(1,196)	2	(140)	20,583	(4,466)

Financial liabilities carried at fair value

Investment contracts without DPF where the policyholder bears the risk	(33)	(23)	(559)	721	1	-	105	(18)

Derivatives	3	(2)	-	-	-	-	1	(2)

Total financial liabilities measured at fair value	(31)	(25)	(559)	721	1	-	106	(19)